Condensed Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (64,401)	$ 3,162,300	$ 2,378,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability		316,115	183,675
Interest and dividends earned on cash and marketable securities held in Trust Account		(4,234,331)	(3,188,704)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		2,436	(207,680)
Accounts payable	59,417	(2,439)	25,439
Accrued liabilities		(34,500)	39,000
Other assets		64,488	(85,984)
Payable to related party	4,985	(7,597)	34,048
Net cash provided by (cash used) in operating activities	1	(733,528)	(821,914)
INVESTING ACTIVITIES
Investment of cash in Trust Account			(200,000,000)
Net cash used in investing activities			(200,000,000)
FINANCING ACTIVITIES
Proceeds from sale of public units, net of underwriting discount paid			199,400,000
Proceeds from the sale of private placement warrants to Founder			58,060
Payment of offering costs	(42,435)		(644,918)
Net cash provided by financing activities	60,565		202,166,142
Net increase (decrease) in cash	60,566	(733,528)	1,344,228
Cash at beginning of period		1,344,228
Cash at end of period	60,566	610,700	1,344,228
Supplemental non-cash disclosure:
Offering costs included in accounts payable, related party payable and accrued liabilities			75,000
Accretion of Class A ordinary shares to redemption value		$ 4,234,331	22,757,853
Fair value of public warrants at issuance			18,460,769
Offering costs included in accounts payable	23,835
Class B Ordinary Shares
FINANCING ACTIVITIES
Proceeds from sale of Class B ordinary shares to founder and advisor	$ 103,000		103,000
Proceeds from sale of Class B ordinary shares in a private placement			$ 3,250,000